COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Tables
Schedule of future minimum operating lease commitments
Year Ended December 31,	Amount (USD)
2018	$170,394
2019	$164,463
2020	$74,255
2021	$25,813
2022	$-
Thereafter	$-
$434,925